CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total revenues
Total revenues		$ 2,725.4	$ 2,565.0	$ 2,414.7
Operating expenses:
Total cost of revenues		361.8	319.3	282.6
Research and development		456.7	394.9	368.9
Selling and marketing		947.0	862.9	747.1
General and administrative		128.8	111.9	117.0
Total operating expenses		1,894.3	1,689.0	1,515.6
Operating income		831.1	876.0	899.1
Financial income, net		114.0	96.1	76.5
Income before taxes on income (tax benefit)		945.1	972.1	975.6
Taxes on income (tax benefit)		(111.8)	126.4	135.3
Net income		$ 1,056.9	$ 845.7	$ 840.3
Basic earnings per ordinary share		$ 9.85	$ 7.65	$ 7.19
Number of shares used in computing basic earnings per share		107,264,069	110,617,625	116,913,913
Diluted earnings per ordinary share		$ 9.62	$ 7.46	$ 7.1
Number of shares used in computing diluted earnings per share		109,913,789	113,406,896	118,347,749
Products and licenses
Total revenues
Total revenues		$ 548.2	$ 507.9	$ 497.4
Operating expenses:
Total cost of revenues	[1]	105.8	97.8	99.3
Security subscriptions
Total revenues
Total revenues		1,219.0	1,104.2	981.2
Operating expenses:
Total cost of revenues	[1]	90.9	72.6	57.0
Software updates and maintenance
Total revenues
Total revenues		958.2	952.9	936.1
Operating expenses:
Total cost of revenues	[1]	132.6	123.9	112.3
Amortization of technology
Operating expenses:
Total cost of revenues		$ 32.5	$ 25.0	$ 14.0

[1]	Not including amortization of technology shown separately.